TAXATION (Schedule of (Loss) Income from Continuing Operations Before Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION [Line Items]
Non - PRC	¥ (193,212)	$ (29,696)	¥ (141,602)	¥ (81,559)
PRC	(60,683)	(9,327)	(62,996)	76,305
Total	¥ (253,895)	$ (39,023)	¥ (204,598)	¥ (5,254)